Borrowings - Summary of Bank Loans (Parenthetical) (Detail)	Dec. 31, 2025	Dec. 31, 2024
Syndicated bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.06%
Other loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.70%	1.62%
Other loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.48%	5.33%
Mortgage loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.22%	2.40%
Mortgage loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.42%	3.45%